STOCKHOLDERS EQUITY (Details 2) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Weighted Average Exercise Price, Beginning	$ 3.74	$ 3.88	$ 3.58
Weighted Average Exercise Price of Warrants, Granted	2.60	6.04	3.58
Weighted Average Exercise Price of Warrants, Exercised	$ 0	3.62
Weighted Average Exercise Price, Ending		$ 3.74	$ 3.88
Weighted average remaining contractual term in years	8 months	8 years 9 months 18 days	9 years 9 months 18 days
$2.00 Preferred Stock Warrants Outstanding [Member]
Number of warrants Outstanding, Beginning	425,800
Number of Warrants, granted		600,000
Number of Warrants, Exercised		(174,200)
Number of warrants outstanding, Ending		425,800
Weighted Average Exercise Price, Beginning	$ 2.00	$ 0
Weighted Average Exercise Price of Warrants, Granted		2.00
Weighted Average Exercise Price of Warrants, Exercised		2.00
Weighted Average Exercise Price of Warrants, expired		0
Weighted Average Exercise Price, Ending		$ 2.00	$ 0
Weighted average remaining contractual term in years, Exercised		9 years 9 months 18 days
Weighted average remaining contractual term in years, Granted		10 years
Weighted average remaining contractual term in years		9 years 8 months 12 days